Accrued liabilities and other liabilities - Schedule of Product Warranty Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accrued liabilities and other liabilities
Accrued warranty-beginning of year	$ 878	$ 1,716
Accrual for warranties issued during the year	2,598	1,902
Warranty claims paid	(2,512)	(1,532)
Warranty expired	(878)	(980)
Foreign currency translation adjustment	496	(228)
Accrued warranty-end of year	$ 582	$ 878